Reconciliation of Liabilities Arising from Financing Activities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Letters of credit	$ 1,444	$ 2,377
Bonds	10,398,435	10,276,475
Obligations with banks	1,012,134	1,049,155
Obligations with the Central Bank of Chile	4,348,581	4,348,521
Other financial obligations	339,305	344,030
Dividends paid	(866,929)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)
Total liabilities from financing activities	15,232,969	$ 16,020,558
Net Cash Flow
Letters of credit	(1,012)
Bonds	(640,895)
Obligations with banks	(42,479)
Obligations with the Central Bank of Chile
Other financial obligations	(4,704)
Dividends paid	(866,929)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)
Total liabilities from financing activities	(1,556,020)
Acquisition / (Disposals)
Letters of credit
Bonds
Obligations with banks
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities
Foreign currency
Letters of credit
Bonds	113,061
Obligations with banks	5,458
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	118,519
UF Movement
Letters of credit	79
Bonds	649,794
Obligations with banks
Obligations with the Central Bank of Chile	60
Other financial obligations	(21)
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	$ 649,912